Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes due 2035
Amount Registered | shares	696,000,000
Maximum Aggregate Offering Price	$ 689,067,840.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,160.27
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, based upon the exchange rate of $1.16/EUR1.00 as of October 30, 2025, as announced by Bloomberg, L.P. as of 5:00 p.m. New York time.